UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/04

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

General Municipal Money Market Fund
Statement of Investments
8/31/2004 (Unaudited)
	Principal

Tax Exempt Investments--100.7%	Amount ($)		Value ($)
	-----------------------		------------------------
Alabama--1.4%

The Industrial Development Board of the City of Fultondale
IDR, VRDN (Melsur Corp. Project)
1.47% (LOC; Key Bank)	4,265,000	a	4,265,000
County of Jefferson, Sewer Revenue, Refunding, VRDN
1.35% (Insured; XL Capital Assurance and Liquidity
Facility; Bank of America)	4,400,000	a	4,400,000
Troy Health Care Authority, Sarha Lease Revenue, VRDN
(Southeast Rural Health) 1.42% (LOC; Regions Bank)	2,800,000	a	2,800,000

Arizona--1.0%

Maricopa County Industrial Development Authority, MFHR
Refunding, VRDN (San Clemente Apartments Project)
1.39% (Liquidity Facility; FNMA)	8,200,000	a	8,200,000

Arkansas--.8%

Arkansas Development Finance Authority, MFHR, VRDN
(Chapelridge of Cabot Housing Project)
1.44% (LOC; Regions Bank)	6,675,000	a	6,675,000

California-3.6%

California Pollution Control Financing Authority, SWDR
VRDN (Norcal Waste System Inc. Project)
1.40% (LOC; Comerica Bank)	10,165,000	a	10,165,000
FHLMC Multifamily VRDN Certificates
Housing Revenue, VRDN 1.47% (Insured; FHLMC
and Liquidity Facility; FHLMC)	18,417,396	a	18,417,396

Colorado--5.3%

Colorado Educational and Cultural Facilities Authority
Revenue, VRDN (Vail Mountain School Project)
1.39% (LOC; Key Bank)	5,000,000	a	5,000,000
City of Colorado Springs, Revenue, VRDN
(The Colorado College Project) 1.35%	6,145,000	a	6,145,000
City and County of Denver, Airport Revenue, Refunding
VRDN 1.42% (Insured; MBIA and Liquidity Facility;
Bank One)	10,000,000	a	10,000,000
Lafayette Exemplatory Improvement District
Special Assessment Revenue, Refunding, VRDN
1.35% (LOC; U.S. Bank NA)	3,250,000	a	3,250,000
Lakewood Housing Authority, MFHR, VRDN
(Ridgemoor Apartments Project) 1.39% (Insured; FNMA)	7,750,000	a	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue, VRDN 1.45%	10,000,000	a	10,000,000

District of Columbia--1.9%

District of Columbia Water and Sewer Authority
Public Utility Revenue, VRDN, Merlots Program
1.40% (Insured; FSA and LOC; Wachovia Bank)	5,420,000	a	5,420,000
Metropolitan Washington Airport Authority
Transportation Revenue, CP 1.20%, 9/9/2004
(Liquidity Facility; WestLB AG)	10,000,000		10,000,000

Florida--4.1%

Bay County Housing Finance Authority, SFMR, VRDN
Merlots Program 1.45% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA)	5,355,000	a	5,355,000
Broward County Health Facilities Authority, Revenue
Refunding, VRDN (John Knox Village Project)
1.45% (Insured; Radian Bank and Liquidity Facility;
ABN-AMRO)	100,000	a	100,000
Cape Coral, Revenue, CP
1.40%, 1/13/2005 (LOC; Bank of America)	7,500,000		7,500,000
Jacksonville Electric Facility Authority, Electric Revenue, CP:
1.05%, 10/14/2004 (Liquidity Facility; Dexia Credit Locale)	10,000,000		10,000,000
1.20%, 11/22/2004 (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	10,000,000		10,000,000

Georgia--4.2%

Cobb County Housing Authority, MFHR, VRDN
(Woodsong Apartments Project) 1.39% (Insured; FNMA)	5,970,000	a	5,970,000
Columbia County Development Authority, Private Schools
Revenue, VRDN (Augusta Preparatory Project)
1.38% (LOC; Wachovia Bank)	3,500,000	a	3,500,000
Gwinnett County School District, GO Notes, TAN
Construction Sales Tax Notes 1.75%, 12/30/2004	14,000,000		14,018,117
Jefferson Development Authority, IDR, VRDN
(Ringwood Containers Project)
1.38% (LOC; Bank of America)	1,600,000	a	1,600,000
Savannah Economic Development Authority
Exempt Facility Revenue, VRDN (Home Depot Project)
1.41% (LOC; SunTrust Bank)	5,000,000	a	5,000,000
Savannah Housing Authority, MFHR, VRDN
(Bradley Pointe Apartments Project)
1.38% (LOC; Key Bank)	3,500,000	a	3,500,000

Illinois--5.5%

Channahon, Revenue, VRDN (Morris Hospital)
1.33% (LOC; U.S. Bank NA)	3,330,000	a	3,330,000
Chicago O'Hare International Airport, Special Facility
Revenue, VRDN (O'Hare Technical Center II Project)
1.42% (LOC; ABN-AMRO)	8,000,000	a	8,000,000
Cook County, GO Notes, VRDN
Merlots Program 1.40% (Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3,585,000	a	3,585,000

Illinois Development Finance Authority, VRDN
IDR (Durex Industries Project) 1.42% (LOC; ABN-AMRO)	4,200,000	a	4,200,000
Illinois Health Facilities Authority, Revenues
(Evanston Hospital Corp.):
1.40%, 11/12/2004	5,000,000		5,000,000
1.20%, 11/15/2004	5,000,000		5,000,000
Roaring Fork Municipal Products LLC, Revenue, VRDN:
1.47% (Insured; FSA and Liquidity
Facility; The Bank of New York)	10,370,000	a	10,370,000
1.47% (Liquidity Facility; The Bank of New
York and LOC: FHLMC, FNMA and GNMA)	4,840,000	a	4,840,000

Indiana--2.4%

Indiana Development Finance Authority, Revenue, CP
(Eiteljorg Museum) 1.05%, 11/3/2004 (LOC; Bank One)	5,150,000		5,150,000
Indiana Health Facility Financing Authority, Revenues
VRDN (Union Hospital Inc. Project) 1.34% (LOC; Fifth
Third Bank)	7,815,000	a	7,815,000
Indiana Housing Finance Authority, SFMR, VRDN
Merlots Program 1.45% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA )	1,380,000	a	1,380,000
Indianapolis Local Public Improvement Bond Bank
Revenue 2%, 1/6/2005	5,000,000		5,011,575

Iowa--.9%

Louisa County, PCR, Refunding, VRDN
(Midwest Power System Inc. Project) 1.35%	7,000,000	a	7,000,000

Kansas--1.4%

Kansas Development Finance Authority, MFHR
Refunding, VRDN (Chesapeake Apartments Project)
1.34% (LOC; FHLB)	5,000,000	a	5,000,000
Mission, MFHR, Refunding, VRDN (The Falls Apartments
Project) 1.43% (Insured; FNMA)	6,000,000	a	6,000,000

Kentucky--6.2%

City of Fort Mitchell, Kentucky League of Cities
Funding Trust, LR, VRDN, Trust Lease Program
1.34% (LOC; U.S. Bank NA)	9,700,000	a	9,700,000
Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 1.37% (LOC; Deutsche
Postbank)	28,000,000	a	28,000,000
Kentucky Rural Water Finance Corporation, Public Project
Revenue, Construction Notes 1.05%, 10/1/2004	3,300,000		3,300,000
Lincoln County Residential, Mortgage Revenue, VRDN
1.40% (GIC; Bayerische Landesbank)	9,000,000	a	9,000,000

Louisiana--1.2%

Louisiana Public Facilities Authority, LR, VRDN
1.37% (Liquidity Facility; Societe Generale)	10,000,000	a	10,000,000

Maine--.6%

Maine State Housing Authority, General Housing Revenue
VRDN 1.45% (GIC; Trinity Plus Funding Co. and Liquidity
Facility; Merrill Lynch)	4,950,000	a	4,950,000

Maryland--1.5%

Frederick County, Revenue, VRDN
(Homewood Inc. Facility) 1.42% (LOC; M&T Bank)	5,125,000	a	5,125,000
Maryland Economic Development Corporation, Revenue
VRDN (CWI Limited Partnership Facility)
1.57% (LOC; M&T Bank)	3,405,000	a	3,405,000
Maryland Industrial Development Financing Authority
EDR, VRDN (Mercy High School Facility)
1.42% (LOC; M&T Bank)	3,800,000	a	3,800,000

Massachusetts--3.7%

Chicopee, GO Notes, BAN 2%, 11/19/2004	8,000,000		8,014,164
Koch Certificates of Trust, Revenue, VRDN
1.47% (Insured; AMBAC and Liquidity Facility; State
Street Bank and Trust Co.)	2,448,000	a	2,448,000
Massachusetts Development Finance Agency, College
and University Revenue, VRDN (Wentworth Institute of
Technology) 1.39% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	12,000,000	a	12,000,000
New Bedford, GO Notes, BAN 2.50%, 2/25/2005	7,000,000		7,033,334

Michigan--7.4%

Michigan Hospital Finance Authority, Revenues, VRDN
Healthcare Equipment Loan Program:
1.28% (LOC; ABN-AMRO)	25,700,000	a	25,700,000
1.28% (LOC; Fifth Third Bank)	25,000,000	a	25,000,000
Michigan Strategic Fund, LOR, VRDN
(D&R Paint Co. Project) 1.41% (LOC; Fifth
Third Bank)	3,913,000	a	3,913,000
Rochester Health, Health Care Revenue, CP
1.12%, 9/14/2004 (Liquidity Facility; JPMorgan Chase
Bank)	5,000,000		5,000,000

Minnesota--.4%

Saint Paul Housing and Redevelopment Authority, MFHR
Refunding, VRDN (Hampden Square Apartments)
1.46% (LOC; FNMA)	2,840,000	a	2,840,000

Mississippi--.4%

Mississippi Business Finance Corporation, IDR, VRDN
(Bruce Furniture Industries Project)
1.45% (LOC; Wachovia Bank)	3,500,000	a	3,500,000

Missouri--.7%

Kansas City Industrial Development Authority, Revenue
VRDN (Alphapointe Associates for the Blind)
1.40% (LOC; U.S. Bank NA)	5,500,000	a	5,500,000

Nevada--1.6%

Clark County, IDR, VRDN
(Southwest Gas Corp. Project)
1.40% (LOC; Bank of America)	6,000,000	a	6,000,000
Nevada Housing Division, Multiple-Unit Housing Revenue
VRDN (Silverado Ranch) 1.38% (Insured; FNMA)	6,710,000	a	6,710,000

New Hampshire-.1%

New Hampshire Housing Finance Authority, SFHR, VRDN
Merlots Program 1.45% (Liquidity Facility; Wachovia
Bank)	1,000,000	a	1,000,000

New Mexico --1.2%

New Mexico Income Housing Authority Region III, LR
VRDN, Lease Purchase Program 1.37%
(Liquidity Facility; Societe Generale)	10,000,000	a	10,000,000

New York--2.5%

New York City Municipal Water Finance Authority
Water and Sewer Revenue, CP
1.18%, 10/28/2004 (Liquidity Facility: Dexia Credit Locale
and JPMorgan Chase Bank)	15,000,000		15,000,000
New York State Thruway Authority, Highway Tolls Revenue
2%, 4/1/2005	5,000,000		5,013,608

Ohio--3.1%

Cuyahoga Community College District
Revenue, VRDN 1.34% (Insured; AMBAC and
Liquidity Facility; Key Bank)	5,000,000	a	5,000,000
Gateway Economic Development Corporation, Greater
Cleveland Ohio Excise Tax Revenue, Refunding
5.125%, 9/1/2004 (Insured; FSA)	2,800,000		2,800,000
Grove City, Multi-Family Housing and Mortgage Revenue
VRDN (Regency Arms Apartments)
1.38% (LOC; FNMA)	2,470,000	a	2,470,000
Twinsburg, IDR, VRDN (United Stationers Supply Co.)
1.40% (LOC; PNC Bank)	5,000,000	a	5,000,000
University of Akron, College and University Revenue
VRDN 1.32% (Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	10,000,000	a	10,000,000

Oklahoma--1.0%

Tulsa County Industrial Authority, Capital Improvements
Revenue 1.40%, 11/15/2004 (Liquidity Facility; Bank
of America)	8,150,000		8,150,000

Oregon--1.8%

State of Oregon, GO Notes, TAN 2.25%, 11/15/2004	4,000,000		4,009,569
Oregon Housing & Community Services Department
SFMR, Family Mortgage Program 1.25%, 1/6/2005	10,000,000		10,000,000

Pennsylvania--9.1%

Berks County Industrial Development Authority, IDR
VRDN (EJB Paving and Materials)
1.50% (LOC; Wachovia Bank)	1,200,000	a	1,200,000
East Hempfield Township Industrial Development Authority
IDR, VRDN (Menomite Home Project)
1.43% (LOC; M&T Bank)	12,320,000	a	12,320,000
Emmaus General Authority, Revenue, VRDN:
1.37% (GIC; Goldman Sachs)	8,900,000	a	8,900,000
1.37% (LOC; DEPFA Bank PLC)	9,000,000	a	9,000,000
Harrisburg Authority, Water Revenue, Refunding, VRDN
1.37% (Insured; FGIC and Liquidity Facility; FGIC)	14,650,000	a	14,650,000
Lancaster County Hospital Authority, Senior Living
Facilities Revenue, VRDN (Quarryville Presbyterian)
1.35% (LOC; M&T Bank)	8,400,000	a	8,400,000
Pennsylvania Higher Educational Facilities Authority
College and University Revenue
(Associate Independent Colleges) 1.125%, 11/1/2004
(LOC; Allied Irish Banks)	2,500,000		2,500,000
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenues, Refunding, VRDN
(Philadelphia Protestant Home) 1.40% (LOC; Bank of
America)	1,900,000	a	1,900,000
Reading Regional Airport Authority
Airport and Marina Revenue, VRDN
1.33% (Insured; AMBAC and Liquidity Facility;
Wachovia Bank)	4,095,000	a	4,095,000
West Cornwall Township Municipal Authority, GO Notes
Refunding, VRDN (Bethlehem School District Project)
1.36% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	9,900,000	a	9,900,000

Rhode Island--.7%

Rhode Island Industrial Facilities Corporation, IDR, VRDN
(Cooley Inc. Project) 1.38% (LOC; Citizens Bank of
Rhode Island)	2,750,000	a	2,750,000
Tobacco Settlement Financing Corporation, Revenue
VRDN 1.47% (Liquidity Facility; Merrill Lynch)	2,500,000	a	2,500,000

South Carolina--2.8%

Dorchester County, GO Notes, TAN 3%, 4/15/2005	7,500,000		7,569,523
Town of Lexington, Water and Sewer Revenue, VRDN
1.41% (Insured; MBIA and Liquidity Facility; South
Trust Bank)	4,890,000	a	4,890,000
Oconee County, PCR, Refunding, VRDN
(Duke Energy) 1.35% (LOC; Bank One)	5,000,000	a	5,000,000
South Carolina Jobs-Economic Development Authority
EDR, VRDN (Virtual Image Technology)
1.37% (LOC; Royal Bank of Canada)	5,000,000	a	5,000,000

Tennessee--.6%

Oak Ridge Industrial Development Board
Industrial Revenue, VRDN
(Oak Ridge Universities) 1.35% (LOC; Allied Irish Bank)	4,700,000	a	4,700,000

Texas--11.0%

Capital Industrial Development Corporation, SWDR, VRDN
(Texas Disposal System Inc. Project)
1.38% (LOC; Bank of America)	4,100,000	a	4,100,000
Crawford Education Facilities Corporation, Education
Revenue, VRDN (Woodlands Academy Preparatory
School) 1.38% (LOC; U.S. Bank NA)	4,600,000	a	4,600,000
Harris County Industrial Development Corporation, SWDR
VRDN (Deer Park Refining) 1.47% (LOC; Shell Oil
Company)	17,000,000	a	17,000,000
Revenue Bond Certificate Series Trust, Housing Revenue
VRDN (Pebble Brooke) 1.50% (GIC; AIG)	7,000,000	a	7,000,000
San Antonio, Water & Sewer Revenue, CP
1.35%, 11/24/2004 (Liquidity Facility; Bank of America)	19,000,000		19,000,000
State of Texas:
GO Notes, Refunding
(College Student Loan) 1.18%, 9/1/2004
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	11,000,000		11,000,000
Revenue, TRAN 3%, 8/31/2005	10,000,000		10,138,320
Texas Department of Housing and Commission, SFHR, CP
1.24%, 10/29/2004 (LOC; Bayerische Landesbank)	10,000,000		10,000,000
University of Texas System Board of Regents, Education
Revenue, CP 1.14%, 9/16/2004	5,200,000		5,200,000

Utah--1.2%
Intermountain Power Agency, Electric Revenue, CP
1.15%, 10/18/2004 (Liquidity Facility: Bank of America and
Bank of Nova Scotia)	10,000,000		10,000,000

Virginia-1.2%

Richmond Industrial Development Authority, Industrial
Revenue, VRDN (Cogentrix of Richmond Project)
1.41% (LOC; BNP Paribas)	10,000,000	a	10,000,000

Washington--2.7%

Chelan County Public Utility District Number 001
Consolidated Revenue, VRDN, Merlots Program 1.45%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	6,995,000	a	6,995,000
Port of Seattle, Revenue, VRDN
Merlots Program 1.45%
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,590,000	a	5,590,000
Seattle Housing Authority, Revenue, VRDN
(High Point Project Phase I) 1.39% (LOC; Bank of
America)	4,300,000	a	4,300,000
State of Washington, GO Notes, VRDN, Merlots Program
1.40% (Insured: FGIC and MBIA and Liquidity Facility;
Wachovia Bank)	5,000,000	a	5,000,000
West Virginia--.2%

Pendleton County, IDR, VRDN
(Greer Steel Project) 1.41% (LOC; PNC Bank)	1,200,000	a	1,200,000
Wisconsin--1.9%
Wilmot Unified High School District, Revenue, BAN
1.55%, 11/11/2004	14,950,000		14,952,653
Wyoming--3.4%
Campbell County, IDR (Two Elk Power Generation Station
Project) 1.40%, 12/2/2004 (GIC; Bayerische Landesbank)	27,300,000		27,300,000

Total Investments (cost $808,744,259)	100.7%		808,744,259
Liabilities, Less Cash and Receivables	(0.7%)		(5,878,609)
Net Assets	100.0%		802,865,650

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation		LOC	Letter of Credit
BAN		Bond Anticipation Notes		LOR	Limited Obligation Revenue
CP		Commercial Paper		LR	Lease Revenue
EDR		Economic Development Revenue		MBIA	Municipal Bond Investors Assurance
FGIC		Financial Guaranty Insurance Company			Insurance Corporation
FHLB		Federal Home Loan Bank		MFHR	Multi-Family Housing Revenue
FHLMC		Federal Home Loan Mortgage Corporation		PCR	Pollution Control Revenue
FNMA		Federal National Mortgage Association		SFHR	Single Family Housing Revenue
FSA		Financial Security Assurance		SFMR	Single Family Mortgage Revenue
GIC		Guaranteed Investment Contract		SWDR	Solid Waste Disposal Revenue
GNMA		Government National Mortgage Association		TAN	Tax Anticipation Notes
GO		General Obligation		TRAN	Tax and Revenue Anticipation Notes
IDR		Industrial Development Revenue		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or		Standard & Poor's	Value %
-------------		-------			-----------------------	------------------------
F1+, F1		VMIG1, MIG1, P1			SP1+, SP1, A1+, A1	88.8
AAA, AA, A b		Aaa, Aa, A b			AAA, AA, A b	7.8
Not Rated c		Not Rated c			Not Rated c	3.4

100.0

a	Securities payable on demand. Variable interest rate - subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

SSL-DOCS2 70180139v2